UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.	UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries/VIEs” and the respective profit or loss as “Equity in (loss) gain of subsidiaries/VIEs” on the condensed statements of operations.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2025 and June 30, 2026, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

UNAUDITED CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
ASSETS
Cash and cash equivalents	2,918	2,370
Short-term investments	2,667	2,208
Amounts due from Group companies	501,851	461,878
Investments in subsidiaries	471,430	455,685
Other assets	660,149	647,738
Total assets	1,639,015	1,569,879

Liabilities
Accounts and notes payable	863.00	-
Accrued expenses and other liabilities	4,608	3,727
Amounts due to Group companies	106,881	112,974
Total Liabilities	112,352	116,701
Shareholders’ equity
Class A Ordinary Shares (US$0.00001 par value; 4,800,000,000 shares authorized; 99,200,641 and 95,171,125 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	6	6
Class B Ordinary Shares (US$0.00001 par value; 150,000,000 shares authorized; 102,764,548 and 102,674,548 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	6	6
Treasury stock	(103,085)	(112,527)
Additional paid-in capital	1,403,419	1,395,929
Retained earnings	226,317	169,764
Total equity attributable to shareholders of the Company	1,526,663	1,453,178
Total liabilities and shareholders’ equity	1,639,015	1,569,879

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

UNAUDITED CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Operating expenses
General and administrative expenses	(2,184)	(2,348)
Total operating expenses	(2,184)	(2,348)
Other (expenses) income, net	(57)	1,472
Equity in gain (loss) of subsidiaries/VIEs	109,668	(33,401)
Total operating income (expenses)	107,427	(34,277)
Interest and investment income, net	13,288	7,991
Income (loss) before income tax expenses	120,715	(26,286)
Income tax expenses	(320)	-
Net income (loss) attributable to ordinary shareholders of the Company	120,395	(26,286)

UNAUDITED CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Net cash provided by operating activities	447,348	83,059
Net cash used in by investing activities	(238,896)	(23,838)
Net cash used in financing activities	(35,629)	(31,912)
Effect of exchanges rates on cash and cash equivalents	15,425	(27,857)
Net increase (decrease) in cash and cash equivalents	188,248	(548)
Cash and cash equivalents at the beginning of the period	164,583	2,918
Cash and cash equivalents at the end of the period	352,831	2,370